Assets Held for Sale / Liabilities Associated with Assets Held for Sale	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Assets Held for Sale / Liabilities Associated with Assets Held for Sale

NOTE 6: ASSETS HELD FOR SALE / LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE

Following the Liquidation of Navios Europe II (Note 7) on June 29, 2020, Navios Acquisition acquired seven vessel owning companies. For each of the vessels purchased from Navios Europe II, the acquisition of all vessels was effected through the acquisition of all of the capital stock of the respective vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels, including the respective charter-out contracts. Management accounted for each acquisition as an asset acquisition under ASC 805. At the transaction date, the purchase price approximated the fair value of the assets acquired.

Upon acquisition of the vessel owning companies, the Company assessed that all the held for sale criteria were met for their assets, mainly consisting of the vessels owned and reviewed the carrying amounts in connection with their fair market values less any costs to sell. On the transaction date the fair value of the vessels was determined based on a combination of methodologies including discounted cash flow analyses and independent valuation analyses.

During Q1 2021, Navios Acquisition sold the Solstice N, a 2007-built container vessel of 44,023 dwt to an unaffiliated third party for a net sale price of $10,780 and the Allegro N, a 2014-built container vessel of 46,999 dwt to an unaffiliated third party for a net sale price of $13,793. The gain on sale of the vessels amounted to $780 and $938, respectively, which is included in “Gain on sale of vessels and Impairment loss”.

During Q2 2021, Navios Acquisition sold the Acrux N, a 2010-built container vessel of 23,338 dwt, the Vita N, a 2010-built container vessel of 23,359 dwt, to unaffiliated third parties and the vessels the Ete N, a 2012-built container vessel of 41,139 dwt, the Fleur N, a 2012-built container vessel of 41,130 dwt, and the Spectrum N, a 2009-built container vessel of 34,333 dwt, to a related party for an aggregate net sale price of $73,482. The gain on sale of the vessels amounted to $20,584, which is included in “Gain on sale of vessels and Impairment loss”.

Furthermore, liabilities associated with the assets held for sale are separately presented under “Liabilities associated with assets held for sale” in the accompanying condensed consolidated balance sheets. As of June 30, 2021 the balance amounts to $0 (the major class of assets held for sale consisted of the carrying value of vessels as of December 31, 2020: $75,920). As of December 31, 2020, the major class of liabilities associated with assets held for sale, consist of their respective debt with a carrying amount of $31,700, which was repaid in the first quarter of 2021. Please refer to Note 10 “Borrowings”.